COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

28.COMMITMENTS AND CONTINGENCIES

A subsidiary has received tax assessments from Canadian tax authorities for value added taxes and income taxes (See Note13). The Company is not subject to other litigation matters in the ordinary course of business.